Note 14 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Salaries and other short term employee benefits	$ 1,540	$ 1,412
Share based payments (Note 9(b), (c ), and (d))	1,409	1,507
	$ 2,949	$ 2,919